Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiary Companies Details Upon Group Reorganization

Upon the Group Reorganization and as of December 31, 2024, details of the subsidiary companies are as follows:

Name	Background	Ownership
Neo-Concept Apparel Group Limited	• A BVI company	100% owned by NCI
• Incorporated in August 2008
• Issued Share Capital of US$100
• Intermediate holding company
Neo-Concept International Company Limited	• A Hong Kong company	100% owned by NCA
• Incorporated in October 1992
• Issued Share Capital of HKD100,000
• Provision of one-stop apparel solution services
Neo-Concept (UK) Limited	• A UK company	100% owned by Neo-Concept HK
• Incorporated in August 2000
• Issued Share Capital of GBP100
• Provision of online and offline retail sales of apparel products
Neo-Concept Exquisite Couture Limited	• A BVI company	100% owned by NCA
• Incorporated in May 22, 2024
• Issued Share Capital of US$100
• Dormant